SEGMENTED INFORMATION - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of operating segments [abstract]
Number of operating business groups	6		6
Number of reportable segments	7		7
Disclosure of operating segments [line items]
Revenue	$ 19,406	$ 18,083	$ 37,986	$ 36,027
Realized disposition gains (losses) in fair value changes or equity	(415)	(256)	(442)	(166)
Other income and gains	375	30	448	618
Equity	166,636	161,645	166,636	161,645		$ 166,194
Direct costs	$ 14,939	$ 13,915	$ 29,077	$ 27,365
Ownership Interest Held by Non-Controlling Interest	110000000000.00%		110000000000.00%		110000000000.00%	350000000000.00%
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	74.00%	74.00%	74.00%	74.00%
Basis of Calculation	100.00%		100.00%	100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 42,483	$ 42,493	$ 42,483	$ 42,493	$ 42,483	$ 43,796
Asset management
Disclosure of operating segments [line items]
Revenue	2,277	2,429	4,371	4,413
Other income and gains			30
Direct costs	(2,200)	(2,000)	(4,200)	(3,900)
Interest income (expense)	(1,300)	(1,100)	(2,300)	(2,200)
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					14,968	15,511
Private Equity
Disclosure of operating segments [line items]
Revenue	7,026	6,964	13,837	13,941
Other income and gains		(8)		206
Direct costs	(4,800)	(5,000)	(9,400)	(9,900)
Interest income (expense)	(812)	(861)	(1,600)	(1,700)
Funds from operations			202	241
Private Equity | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					1,016	1,890
Energy
Disclosure of operating segments [line items]
Revenue	2,049	1,853	3,902	3,699
Other income and gains				(5)
Direct costs	(885)	(580)	(1,800)	(1,400)
Interest income (expense)	(560)	(531)	(1,100)	(1,000)
Funds from operations			347	296
Energy | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					4,729	4,860
Infrastructure
Disclosure of operating segments [line items]
Revenue	6,721	5,737	13,297	11,362
Other income and gains		38		416
Direct costs	(3,500)	(2,600)	(6,800)	(5,700)
Interest income (expense)	(1,100)	(865)	(2,100)	(1,800)
Funds from operations			324	371
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity						2,311
Real Estate1 [Member]
Disclosure of operating segments [line items]
Revenue	1,202	1,007	2,374	2,471
Real Estate1 [Member] | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					26,706	25,141
Corporate Activities
Disclosure of operating segments [line items]
Revenue	131	93	205	141
Direct costs	(52)	(39)	(93)	(68)
Interest income (expense)	(189)	(188)	(372)	(367)
Funds from operations			(286)	(291)
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					(20,172)	(18,659)
Reinsurance | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					$ 13,139	$ 12,742
Real Estate
Disclosure of operating segments [line items]
Direct costs	(959)	(759)	(1,900)	(1,900)
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,247	1,378	2,766	2,760
Intersegment interest income and other revenues	(1)	63	27	44
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	1,248	1,305	2,701	2,693
Elimination of intersegment amounts | Asset management | Partner managers
Disclosure of operating segments [line items]
Revenue	298	383	1,000	1,100
Direct costs	(253)	(309)	(693)	(745)
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	(12)	10	13	23
Revenue from construction contracts		10	38	23
Elimination of intersegment amounts | Energy
Disclosure of operating segments [line items]
Revenue	0	0	1	3
Elimination of intersegment amounts | Infrastructure
Disclosure of operating segments [line items]
Revenue	0	1	0	1
Elimination of intersegment amounts | Real Estate1 [Member]
Disclosure of operating segments [line items]
Revenue	23	22	32	40
Elimination of intersegment amounts | Corporate Activities
Disclosure of operating segments [line items]
Revenue	(12)	40	19	0
Operating segments
Disclosure of operating segments [line items]
Revenue	20,653	19,461	40,752	38,787
Operating segments | Asset management
Disclosure of operating segments [line items]
Revenue	3,525	3,734	7,072	7,106
Operating segments | Private Equity
Disclosure of operating segments [line items]
Revenue	7,014	6,974	13,850	13,964
Funds from operations	83	99
Operating segments | Energy
Disclosure of operating segments [line items]
Revenue	2,049	1,853	3,903	3,702
Funds from operations	177	155
Operating segments | Infrastructure
Disclosure of operating segments [line items]
Revenue	6,721	5,738	13,297	11,363
Funds from operations	161	188
Operating segments | Real Estate1 [Member]
Disclosure of operating segments [line items]
Revenue	1,225	1,029	2,406	2,511
Operating segments | Corporate Activities
Disclosure of operating segments [line items]
Revenue	119	133	$ 224	$ 141
Funds from operations	$ (140)	$ (121)